Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,200,205	$ 8,080	$ 1,379
Accounts receivable	61,799	1,808	0
Inventory	276,317	87,805	22,820
Supplier deposits	94,711	122,305	0
Prepaid expenses	6,149	17,882	5,807
Total Current Assets	1,639,181	237,880	30,006
PROPERTY AND EQUIPMENT, net of accumulated depreciation	4,614	4,470	2,243
OTHER ASSETS
Security deposit	5,798	5,798	5,798
TOTAL ASSETS	1,649,593	248,148	38,047
CURRENT LIABILITIES:
Accounts payable and accrued expenses	143,084	289,120	349,729
Notes payable to related parties		24,000	187,500
Total Current Liabilities	143,084	313,120	537,229
Commitments and Contingencies
STOCKHOLDERS' EQUITY / (DEFICIT)
Preferred stock, 10,000,000 shares authorized at $0.001 par value	0	0	0
Common stock, 190,000,000 shares authorized at $0.001 par value, 15,419,893, 12,631,485 and 8,551,265 shares issued and outstanding, respectively	15,420	12,631	8,551
Additional paid in capital	16,068,000	13,044,119	9,838,024
Accumulated deficit	(14,576,911)	(13,121,722)	(10,345,757)
Total Stockholders' Equity / (Deficit)	1,506,509	(64,972)	(499,182)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY / (DEFICIT)	$ 1,649,593	$ 248,148	$ 38,047